3. Summary of Significant Accounting Policies (Sept 2018 Note) (Details - Disaggregated Revenues) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,939,000	$ 4,325,000	$ 9,308,000	$ 8,160,000	$ 16,658,000	$ 12,825,000
Human Skin Care [Member]
Revenues	4,074,000	3,775,000	7,628,000	6,939,000
Animal Skin Care [Member]
Revenues	561,000	369,000	1,102,000	808,000
Service [Member]
Revenues	304,000	181,000	578,000	413,000	995,000	868,000
Product [Member]
Revenues	$ 4,635,000	$ 4,144,000	$ 8,730,000	$ 7,747,000	$ 15,663,000	$ 11,957,000